Related Party Transactions	12 Months Ended
Dec. 29, 2012
Related Party Transactions
18.	Related Party Transactions

Transactions with Sponsors

Stockholders Agreement

In connection with the Transactions, in October 2004 Holdco entered into a stockholders agreement (the “2004 Stockholders Agreement”) with an entity affiliated with KKR and entities affiliated with DLJMBP III (each an “Investor Entity” and together the “Investor Entities”) that provides for, among other things:

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the right of each of the Investor Entities to designate a certain number of directors to Holdco’s board of directors for so long as they hold a certain amount of Holdco’s common stock. Of the eight members of Holdco’s board of directors, KKR and DLJMBP III each has the right to designate four of Holdco’s directors (currently three KKR and three DLJMBP III designees serve on Holdco’s board) with the Company’s Chief Executive Officer and President, Marc L. Reisch, as chairman;

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certain limitations on the transfer of Holdco’s common stock held by the Investor Entities for a period of four years after the completion of the Transactions, after which, if Holdco has not completed an initial public offering, any Investor Entity wishing to sell any of Holdco common stock held by it must first offer to sell such stock to Holdco and the other Investor Entities, provided that, if Holdco completes an initial public offering during the four years after the completion of the Transactions, any Investor Entity may sell pursuant to its registration rights as described below;

•	a consent right for the Investor Entities with respect to certain corporate actions;

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the ability of the Investor Entities to “tag-along” their shares of Holdco’s common stock to sales by any other Investor Entity, and the ability of the Investor Entities to “drag-along” Holdco’s common stock held by the other Investor Entities under certain circumstances;

•	the right of the Investor Entities to purchase a pro rata portion of all or any part of any new securities offered by Holdco; and

•	a restriction on the ability of the Investor Entities and certain of their affiliates to own, operate or control a business that competes with Holdings, subject to certain exceptions.

Management Services Agreement

In connection with the Transactions, Holdco entered into a management services agreement with the Sponsors pursuant to which the Sponsors provide certain structuring, consulting and management advisory services. Under the management services agreement, during the term the Sponsors receive an annual advisory fee of $3.0 million that is payable quarterly and which increases by 3% per year. Holdco incurred advisory fees from the Sponsors of $3.7 million for the year ended December 29, 2012, $3.6 million for the year ended December 31, 2011 and $3.5 million for the year ended January 1, 2011. The management services agreement also provides that Holdco will indemnify the Sponsors and their affiliates, directors, officers and representatives for losses relating to the services contemplated by the management services agreement and the engagement of the Sponsors pursuant to, and the performance by the Sponsors of the services contemplated by, the management services agreement.

Registration Rights Agreement

In connection with the Transactions, Holdco entered into a registration rights agreement with the Investor Entities pursuant to which the Investor Entities are entitled to certain demand and piggyback rights with respect to the registration and sale of Holdco’s common stock held by them.

Other

KKR Capstone is a team of operational professionals who work exclusively with KKR’s investment professionals and portfolio company management teams to enhance and strengthen operations in KKR’s portfolio companies. The Company has retained KKR Capstone from time to time to provide certain of its businesses with consulting services primarily to help identify and implement operational improvements and other strategic efforts within its businesses. The Company incurred approximately $0.2 million, $1.5 million and $0.4 million in fiscal years 2012, 2011 and 2010, respectively, for services provided by KKR Capstone. An affiliate of KKR Capstone has an ownership interest in Holdco.

Certain of the lenders under the Credit Facilities and their affiliates have engaged, and may in the future engage, in investment banking, commercial banking and other financial advisory and commercial dealings with Visant and its affiliates. Such parties have received (or will receive) customary fees and commissions for these transactions.

Affiliates of Credit Suisse Securities (USA) LLC and KKR Capital Markets LLC act as lenders and/or as agents under the Credit Facilities and were initial purchasers of the Senior Notes, for which they received and will receive customary fees and expenses and are indemnified by the Company against certain liabilities. Each of Credit Suisse Securities (USA) LLC and KKR Capital Markets LLC is an affiliate of one of the Sponsors.

In December 2012 we repurchased for retirement in privately negotiated transactions $13.3 million in aggregate principal amount of Senior Notes. An affiliate of KKR served in an agency capacity for the broker executing the repurchases on our behalf, for which the affiliate received customary compensation.

In 2011, Visant entered into pay-fixed/receive-floating interest rate swap transactions (the “Swap Transactions”) with respect to its variable rate term loan indebtedness under the Credit Facilities. The counterparties to the Swap Transactions or their affiliates are parties to the Credit Facilities. Such parties have received (or will receive) customary fees and commissions for such transactions. Credit Suisse International, which is a counterparty to one of the Swap Transactions, is an affiliate of DLJMBP III.

The Company is party to an agreement with CoreTrust Purchasing Group (“CoreTrust”), a group purchasing organization, pursuant to which the Company avails itself of the terms and conditions of the CoreTrust purchasing organization for certain purchases, including its prescription drug benefit program. An affiliate of KKR is party to an agreement with CoreTrust which permits certain KKR affiliates, including Visant, the benefit of utilizing the CoreTrust group purchasing program. CoreTrust receives payment of fees for administrative and other services provided by CoreTrust from certain vendors based on the products and services purchased by the Company and other parties, and CoreTrust shares a portion of such fees with the KKR affiliate.

The Company has participated in providing, with an affiliate of First Data Corporation (“First Data”), integrated marketing programs to third parties from time to time. First Data is also owned and controlled by affiliates of KKR, and Tagar C. Olson, a member of Visant’s and Holdco’s board of directors, is a director of First Data. Based on the applicable guidance, the Company recorded its portion of the profits from such “collaborative arrangement” as revenue. The Company is not permitted, in accordance with the applicable accounting guidance, to present the sales, cost of sales or marketing expenses related to the sales transactions with third parties because First Data was the “principal participant” in the “collaborative arrangement”. For the fiscal years ended December 29, 2012, December 31, 2011 and January 1, 2011, the amount of revenue that the Company recognized through this arrangement was not material to its financial statements. The collaborative arrangement was terminated during the quarter ended September 29, 2012.

Transactions with Other Co-Investors and Management

Syndicate Stockholders Agreement

In September 2003, Visant, Holdco, DLJMBP III and certain of its affiliated funds (collectively, the “DLJMBP Funds”) and certain of the DLJMBP Funds’ co-investors entered into a stock purchase and stockholders’ agreement (the “Syndicate Stockholders Agreement”), pursuant to which the DLJMBP Funds sold to the co-investors shares of: (1) the Class A Common Stock, (2) Holdco’s Class B Non-Voting Common Stock (which have since been converted into shares of Class A Common Stock) and (3) Visant’s 8% Senior Redeemable Preferred Stock (which has since been repurchased).

The Syndicate Stockholders Agreement contains provisions which, among other things:

•	restrict the ability of the syndicate stockholders to make certain transfers;

•	grant the co-investors certain board observation and information rights;

•	provide for certain tag-along and drag-along rights;

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grant preemptive rights to the co-investors to purchase a pro rata share of any new shares of common stock issued by Holdco or Jostens to any of the DLJMBP Funds or their successors prior to an initial public offering; and

•	give the stockholders piggyback registration rights in the event of a public offering in which the DLJMBP Funds sell shares.

Management Stockholders Agreement

In July 2003, Holdco, the DLJMBP Funds and certain members of management entered into a stockholders’ agreement that contains certain provisions which, among other things:

•	restrict the ability of the management stockholders to transfer their shares;

•	provide for certain tag-along and drag-along rights;

•	provide certain call and put rights;

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grant preemptive rights to the management stockholders to purchase a pro rata share of any new shares of common stock issued by Holdco or Jostens to any of the DLJMBP Funds or their successors prior to an initial public offering;

•	grant the DLJMBP Funds six demand registration rights; and

•	give the stockholders piggyback registration rights in the event of a public offering in which the DLJMBP Funds sell shares.